Acquisition Activity (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016
Business Acquisition
Maximum period for subject to change estimated fair values after acquisition date (in years)		1 year
Goodwill adjustments during the year		$ 2,253
Florida Bank Group Inc. and Old Florida Bancshares Inc.
Business Acquisition
Goodwill adjustments during the year	$ 2,300